SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF USEFUL LIVES OF PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	1 – 3 years

Furniture and fixtures	3 years

Motor vehicles	5 years

Leasehold improvements	Over the shorter of the lease term or estimated useful life

SCHEDULE OF FAIR VALUE ON A RECURRING BASIS

The following tables present information about the Group’s assets that were measured at fair value on a recurring basis as of December 31, 2024 and 2023 and indicate the fair value hierarchy of the valuation techniques the Group utilized to determine such fair value.

		Quoted	Significant	Significant
		Prices	Other	Other
		In Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	HK$	HK$	HK$	HK$
Assets: -
Non-marketable equity securities	—	—	—	—

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

		Quoted	Significant	Significant
		Prices	Other	Other
		In Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	HK$	HK$	HK$	HK$
Assets: -
Non-marketable equity securities	38,647,738	—	—	38,647,738

SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CLIENTS

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Revenue:
IPO Sponsorship services	1,600,000	4,500,000	400,000	51,495
FA and IFA services	5,035,000	7,105,000	11,730,000	1,510,100
Corporate services	—	200,000	—	—
CA services	4,563,252	1,987,030	654,230	84,224
	11,198,252	13,792,030	12,784,230	1,645,819

SCHEDULE OF REVENUE DISAGGREGATED BY TIMING OF REVENUE RECOGNITION

Revenue disaggregated by timing of revenue recognition for 2024, 2023 and 2022 is disclosed in the table below:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Point in time	6,635,000	11,605,000	12,130,000	1,561,595
Over time	4,563,252	2,187,030	654,230	84,224
	11,198,252	13,792,030	12,784,230	1,645,819

SCHEDULE OF SIGNIFICANT REVENUE AND EXPENSE CATEGORIES IN OPERATING SEGMENT

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Revenue from external customers	11,198,252	13,792,030	12,784,230	1,645,819
Staff costs	(9,370,621)	(9,715,985)	(15,221,050)	(1,959,531)
General and administrative expenses	(6,330,309)	(6,888,843)	(7,788,720)	(1,002,705)
Other segment income (expenses)	1,042,220	2,331,986	5,495,688	707,505
Net loss of single operating segment	(3,460,458)	(480,812)	(4,729,852)	(608,912)

SCHEDULE OF TOTAL OPERATING REVENUE

Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2022	2022	2023	2023	2024	2024	2024	2024
	HK$		HK$		HK$		US$
Customer A	—	—	1,600,000	11.6%	—	—	—	—
Customer B	—	—	1,400,000	10.2%	1,400,000	11.0%	180,234	11.0%
Customer C	—	—	—	—	3,250,000	25.4%	418,399	25.4%
Customer D	—	—	—	—	2,050,000	16.0%	263,913	16.0%
Customer E	—	—	—	—	1,800,000	14.1%	231,729	14.1%
Customer F	1,600,000	14.3%	3,900,000	28.3%	—	—	—	—
Customer G	1,500,000	13.4%	—	—	—	—	—	—
	3,100,000	27.7%	6,900,000	50.1%	8,500,000	66.5%	1,094,275	66.5%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,		As of December 31,		As of December 31,		As of December 31,
	2022	2022	2023	2023	2024	2024	2024	2024
	HK$		HK$		HK$		US$
Customer A	—	—	—	—	—	—	—	—
Customer B	—	—	—	—	—	—	—	—
Customer C	—	—	—	—	—	—	—	—
Customer D	600,000	30.2%	—	—	180,000	10.0%	23,173	10.0%
Customer E	—	—	—	—	800,000	44.6%	102,991	44.6%
Customer F	—	—	—	—	—	—	—	—
Customer G	—	—	—	—	—	—	—	—
Customer H	—	—	819,940	35.6%	435,588	24.3%	56,077	24.3%
Customer I	—	—	842,496	36.6%	—	—	—	—
Customer J	336,403	16.9%	—	—	—	—	—	—
Customer K	500,000	25.1%
	1,436,403	72.2%	1,662,436	72.2%	1,415,588	78.9%	182,241	78.9%